Related Party Disclosures - Transactions with related parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Integrated MicroElectronics, Inc.
Related party disclosures
Interest expense		€ 35,519
Sales to related parties	€ 322,422	41,756
Purchases from related parties	1,935,373	1,651,438
Kloepfel Corporate Finance GmbH
Related party disclosures
Purchases from related parties	432,599	1,238,452
C-Con GmbH
Related party disclosures
Purchases from related parties	2,217,685	685,535
MT Technologies GmbH
Related party disclosures
Purchases from related parties	29,155
Executive management, (Jrgen Eichner, CEO)
Related party disclosures
Purchases from related parties	€ 5,640	€ 5,640